Fundamental Investors®
Investment portfolio
March 31, 2019
unaudited
Common stocks 94.28% Information technology 21.25%	Shares	Value (000)
Microsoft Corp.	39,909,100	$ 4,706,879
Broadcom Inc.	11,941,300	3,590,868
Intel Corp.	44,137,000	2,370,157
Taiwan Semiconductor Manufacturing Co., Ltd.	184,012,000	1,465,743
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,510,000	225,690
Texas Instruments Inc.	9,399,600	997,016
Samsung Electronics Co., Ltd.	21,885,000	860,863
Samsung Electronics Co., Ltd., nonvoting preferred	2,100,000	67,064
ASML Holding NV	3,488,571	654,305
ASML Holding NV (New York registered)	1,444,000	271,544
Mastercard Inc., Class A	2,700,000	635,715
Visa Inc., Class A	3,833,300	598,723
Intuit Inc.	2,230,000	582,944
Apple Inc.	2,707,600	514,309
ServiceNow, Inc.[1]	1,867,000	460,197
QUALCOMM Inc.	7,073,000	403,373
Lam Research Corp.	1,313,701	235,166
Amphenol Corp., Class A	2,400,000	226,656
FleetCor Technologies, Inc.[1]	852,000	210,095
Murata Manufacturing Co., Ltd.	3,786,000	188,292
SK hynix, Inc.	2,730,250	178,473
HP Inc.	7,673,300	149,092
LiveRamp Holdings, Inc.[1]	2,480,700	135,372
Analog Devices, Inc.	1,230,000	129,482
Paycom Software, Inc.[1]	650,000	122,934
Symantec Corp.	4,950,000	113,800
Micron Technology, Inc.[1]	2,450,000	101,258
TE Connectivity Ltd.	1,205,000	97,304
NetApp, Inc.	1,360,000	94,302
HubSpot, Inc.[1]	554,600	92,180
Global Payments Inc.	590,000	80,547
RingCentral, Inc., Class A1	651,300	70,210
Adobe Inc.[1]	248,000	66,089
DocuSign, Inc.[1]	1,200,000	62,208
ON Semiconductor Corp.[1]	2,540,000	52,248
Micro Focus International PLC	1,738,600	45,210
Jack Henry & Associates, Inc.	294,000	40,790
Autodesk, Inc.[1]	185,000	28,827
GoDaddy Inc., Class A1	330,000	24,813
AAC Technologies Holdings Inc.	878,000	5,195
		20,955,933
Health care 11.64%
UnitedHealth Group Inc.	6,727,426	1,663,423
Regeneron Pharmaceuticals, Inc.[1]	2,544,100	1,044,658
Merck & Co., Inc.	11,282,000	938,324
Boston Scientific Corp.[1]	23,786,500	912,926
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,414,500	$ 660,897
Centene Corp.[1]	11,487,764	610,000
Cigna Corp.	3,532,072	568,028
Novartis AG	5,240,000	504,029
Pfizer Inc.	11,255,000	478,000
Vertex Pharmaceuticals Inc.[1]	2,304,827	423,973
Humana Inc.	1,413,000	375,858
Johnson & Johnson	2,291,500	320,329
AstraZeneca PLC	3,292,100	261,051
Eli Lilly and Co.	1,947,600	252,721
Bristol-Myers Squibb Co.	5,000,000	238,550
CVS Health Corp.	4,253,481	229,390
Danaher Corp.	1,548,700	204,460
AbbVie Inc.	2,318,900	186,880
Gilead Sciences, Inc.	2,860,000	185,929
Bluebird Bio, Inc.[1]	1,008,300	158,636
Biogen Inc.[1]	635,000	150,101
ResMed Inc.	1,365,000	141,919
Molina Healthcare, Inc.[1]	976,000	138,553
Daiichi Sankyo Co., Ltd.[2]	2,615,000	132,421
Mylan NV1	4,300,000	121,862
Anthem, Inc.	317,000	90,973
Seattle Genetics, Inc.[1]	1,214,000	88,913
Neurocrine Biosciences, Inc.[1]	916,200	80,717
Ultragenyx Pharmaceutical Inc.[1]	882,000	61,176
Incyte Corp.[1]	672,900	57,876
Teva Pharmaceutical Industries Ltd. (ADR)[1]	3,148,000	49,361
Hologic, Inc.[1]	966,257	46,767
Notre Dame Intermédica Participações S.A.	5,490,000	45,991
Illumina, Inc.[1]	135,000	41,943
BioMarin Pharmaceutical Inc.[1]	222,100	19,729
		11,486,364
Financials 10.95%
Berkshire Hathaway Inc., Class A1	7,039	2,120,252
JPMorgan Chase & Co.	12,600,600	1,275,559
Capital One Financial Corp.	9,658,000	788,962
Wells Fargo & Co.	12,709,500	614,123
CME Group Inc., Class A	3,582,500	589,608
Discover Financial Services	8,255,000	587,426
Citigroup Inc.	8,550,000	531,981
BlackRock, Inc.	1,170,000	500,023
SunTrust Banks, Inc.	7,262,600	430,309
Legal & General Group PLC	109,784,921	393,650
PNC Financial Services Group, Inc.	3,199,500	392,451
Chubb Ltd.	2,525,000	353,702
Goldman Sachs Group, Inc.	1,770,000	339,822
Intercontinental Exchange, Inc.	4,316,800	328,681
CIT Group Inc.[3]	5,570,000	267,193
T. Rowe Price Group, Inc.	2,000,000	200,240
BNP Paribas SA	3,500,000	167,292
Bank of New York Mellon Corp.	2,581,500	130,185
Hong Kong Exchanges and Clearing Ltd.	3,077,600	107,266
Banco Santander, SA	22,065,061	102,582
Svenska Handelsbanken AB, Class A	9,390,000	99,078
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Bank Ltd.	2,877,000	$ 96,304
Moody’s Corp.	390,000	70,625
Aon PLC, Class A	410,000	69,987
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,815,000	68,850
Arch Capital Group Ltd.[1]	1,587,776	51,317
First Republic Bank	471,548	47,372
SVB Financial Group[1]	180,000	40,025
State Street Corp.	590,000	38,828
		10,803,693
Industrials 9.84%
Boeing Co.	2,770,700	1,056,800
TransDigm Group Inc.[1]	2,104,800	955,558
Airbus SE, non-registered shares	6,846,306	905,454
Parker-Hannifin Corp.	4,650,000	798,033
Union Pacific Corp.	4,510,000	754,072
Deere & Co.	4,466,000	713,845
CSX Corp.	6,982,976	522,466
Emerson Electric Co.	5,000,000	342,350
United Parcel Service, Inc., Class B	3,000,000	335,220
Rockwell Automation	1,800,000	315,828
Johnson Controls International PLC	8,172,000	301,874
Safran SA	1,951,502	267,617
Northrop Grumman Corp.	922,400	248,679
MTU Aero Engines AG	990,667	224,256
Ryanair Holdings PLC (ADR)[1]	2,777,476	208,144
American Airlines Group Inc.	6,500,000	206,440
Norfolk Southern Corp.	909,700	170,014
Fortive Corp.	2,000,000	167,780
FedEx Corp.	850,000	154,199
Lockheed Martin Corp.	502,000	150,680
Honeywell International Inc.	798,300	126,866
Westinghouse Air Brake Technologies Corp.	1,690,962	124,658
Grafton Group PLC, units	11,328,532	119,440
Waste Management, Inc.	939,000	97,571
3M Co.	355,600	73,887
United Technologies Corp.	573,000	73,854
Waste Connections, Inc.	750,000	66,443
Armstrong World Industries, Inc.	550,345	43,708
RELX PLC	1,970,000	42,118
BAE Systems PLC	6,251,000	39,275
Alaska Air Group, Inc.	555,900	31,197
General Electric Co.	2,841,600	28,388
BWX Technologies, Inc.	470,000	23,303
Caterpillar Inc.	136,000	18,427
		9,708,444
Communication services 9.66%
Facebook, Inc., Class A1	13,160,700	2,193,757
Alphabet Inc., Class C1	1,449,201	1,700,362
Alphabet Inc., Class A1	402,600	473,816
Charter Communications, Inc., Class A1	5,062,200	1,756,128
Comcast Corp., Class A	28,006,173	1,119,687
Activision Blizzard, Inc.	11,294,869	514,255
Netflix, Inc.[1]	1,154,900	411,791
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Walt Disney Co.	3,000,000	$ 333,090
Baidu, Inc., Class A (ADR)[1]	1,890,000	311,566
CBS Corp., Class B	5,590,000	265,693
WPP PLC	11,500,000	121,443
Spark New Zealand Ltd.	36,265,162	93,847
Verizon Communications Inc.	1,000,000	59,130
Tencent Holdings Ltd.	1,180,300	54,279
SoftBank Group Corp.	468,200	45,392
Nexstar Media Group, Inc.	312,917	33,911
Interpublic Group of Companies, Inc.	1,000,000	21,010
HUYA, Inc. (ADR)[1]	600,000	16,878
		9,526,035
Energy 8.26%
Concho Resources Inc.[3]	10,081,223	1,118,612
Enbridge Inc. (CAD denominated)	28,627,428	1,036,830
Enbridge Inc. (CAD denominated)[4]	1,256,665	45,514
Royal Dutch Shell PLC, Class B (ADR)	7,397,734	473,085
Royal Dutch Shell PLC, Class B	10,872,720	343,833
Royal Dutch Shell PLC, Class A (ADR)	275,518	17,245
Royal Dutch Shell PLC, Class A (GBP denominated)	165,244	5,194
ConocoPhillips	10,925,988	729,200
EOG Resources, Inc.	7,448,000	708,901
BP PLC	66,000,000	480,096
Chevron Corp.	3,826,137	471,303
Baker Hughes, a GE Co., Class A	15,500,000	429,660
Suncor Energy Inc.	11,016,740	357,043
Cabot Oil & Gas Corp.	12,967,000	338,439
Diamondback Energy, Inc.	2,886,000	293,016
Occidental Petroleum Corp.	4,323,000	286,183
Exxon Mobil Corp.	2,030,000	164,024
Keyera Corp.	6,937,000	163,569
Schlumberger Ltd.	2,905,500	126,593
Murphy Oil Corp.	3,781,900	110,810
Canadian Natural Resources, Ltd. (CAD denominated)	3,980,000	109,272
Viper Energy Partners LP	3,010,189	99,818
Pioneer Natural Resources Co.	500,000	76,140
Noble Energy, Inc.	3,010,400	74,447
Parsley Energy, Inc., Class A1	2,390,000	46,127
Cenovus Energy Inc.	2,492,500	21,636
Equitrans Midstream Corp.	938,900	20,449
		8,147,039
Consumer discretionary 8.20%
Amazon.com, Inc.[1]	1,310,400	2,333,495
Home Depot, Inc.	6,695,775	1,284,852
NIKE, Inc., Class B	14,445,000	1,216,413
Marriott International, Inc., Class A	5,456,551	682,560
Target Corp.	5,200,000	417,352
General Motors Co.	11,045,000	409,770
LVMH Moët Hennessy-Louis Vuitton SE	807,841	297,142
Booking Holdings Inc.[1]	149,284	260,487
Industria de Diseño Textil, SA	8,500,000	249,814
Wynn Resorts, Ltd.	1,980,000	236,254
MGM Resorts International	7,715,000	197,967
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
GVC Holdings PLC	12,919,131	$ 94,060
Naspers Ltd., Class N	297,000	68,588
EssilorLuxottica	572,000	62,483
Ross Stores, Inc.	660,000	61,446
LKQ Corp.[1]	2,130,000	60,449
Las Vegas Sands Corp.	850,000	51,816
Wyndham Hotels & Resorts, Inc.	745,100	37,248
Meituan Dianping, Class B1	3,630,000	24,462
Galaxy Entertainment Group Ltd.	3,126,000	21,285
Valeo SA, non-registered shares	631,000	18,297
		8,086,240
Consumer staples 6.61%
Philip Morris International Inc.	14,094,500	1,245,813
British American Tobacco PLC	28,592,800	1,189,468
Altria Group, Inc.	16,180,440	929,243
Sysco Corp.	7,110,000	474,664
Keurig Dr Pepper Inc.	15,215,671	425,582
Walmart Inc.	3,700,000	360,861
Coca-Cola Co.	7,195,000	337,158
Nestlé SA	3,463,000	330,041
Costco Wholesale Corp.	1,329,300	321,877
Procter & Gamble Co.	3,000,000	312,150
The Estée Lauder Companies Inc., Class A	1,600,000	264,880
Coca-Cola European Partners PLC	2,515,000	130,126
Church & Dwight Co., Inc.	1,039,400	74,036
Anheuser-Busch InBev SA/NV	664,000	55,684
Walgreens Boots Alliance, Inc.	585,000	37,013
Constellation Brands, Inc., Class A	197,000	34,540
		6,523,136
Materials 5.07%
DowDuPont Inc.	32,799,347	1,748,534
Linde PLC	2,875,000	505,799
BHP Group PLC	20,000,000	481,542
Rio Tinto PLC	6,630,000	385,218
LyondellBasell Industries NV	3,626,000	304,874
Royal Gold, Inc.	2,284,000	207,684
LANXESS AG	3,105,000	165,583
Shin-Etsu Chemical Co., Ltd.	1,883,700	157,726
Barrick Gold Corp.	11,453,232	157,024
First Quantum Minerals Ltd.	13,569,000	153,830
Alcoa Corp.[1]	5,395,000	151,923
Norsk Hydro ASA	34,987,339	141,775
Franco-Nevada Corp.	1,540,000	115,458
PPG Industries, Inc.	890,000	100,454
Sherwin-Williams Co.	223,500	96,264
Akzo Nobel NV	749,000	66,367
Vale SA, ordinary nominative	4,100,000	53,332
Lundin Mining Corp.	1,244,700	5,775
		4,999,162
Fundamental Investors — Page 5 of 9

unaudited
Common stocks (continued) Real estate 2.30%	Shares	Value (000)
Simon Property Group, Inc. REIT	5,145,000	$ 937,470
American Tower Corp. REIT	1,613,000	317,858
Weyerhaeuser Co. REIT[1]	9,000,107	237,063
Crown Castle International Corp. REIT	1,833,845	234,732
Equinix, Inc. REIT	466,000	211,173
AGNC Investment Corp. REIT	10,752,000	193,536
Digital Realty Trust, Inc. REIT	452,100	53,800
CoreSite Realty Corp. REIT	469,000	50,192
Public Storage REIT	169,450	36,903
		2,272,727
Utilities 0.50%
DTE Energy Co.	1,120,000	139,709
Public Service Enterprise Group Inc.	1,748,000	103,849
Sempra Energy	800,000	100,688
Exelon Corp.	1,925,000	96,500
Edison International	610,900	37,827
CMS Energy Corp.	182,500	10,136
		488,709
Total common stocks (cost: $62,783,044,000)		92,997,482
Short-term securities 5.69% Money market investments 5.69%
Capital Group Central Cash Fund[3]	56,149,764	5,613,853
Total short-term securities (cost: $5,614,405,000)		5,613,853
Total investment securities 99.97% (cost: $68,397,449,000)		98,611,335
Other assets less liabilities 0.03%		25,810
Net assets 100.00%		$98,637,145
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 1.41%
Financials 0.27%
CIT Group Inc.	7,752,515	—	2,182,515	5,570,000	$17,817	$ 48,375	$ 1,393	$ 267,193
Energy 1.14%
Concho Resources Inc.	10,228,523	—	147,300	10,081,223	(8,768)	90,667	1,279	1,118,612
Short-term securities 5.69%
Money market investments 5.69%
Capital Group Central Cash Fund	—	56,149,764	—	56,149,764	—	(552)	4,363	5,613,853
Total 7.10%					$ 9,049	$138,490	$7,035	$6,999,658
Fundamental Investors — Page 6 of 9

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $132,421,000, which represented .13% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,514,000, which represented .05% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
Fundamental Investors — Page 7 of 9

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 20,955,933	$ —	$ —	$ 20,955,933
Health care	11,353,943	132,421	—	11,486,364
Financials	10,803,693	—	—	10,803,693
Industrials	9,708,444	—	—	9,708,444
Communication services	9,526,035	—	—	9,526,035
Energy	8,147,039	—	—	8,147,039
Consumer discretionary	8,086,240	—	—	8,086,240
Consumer staples	6,523,136	—	—	6,523,136
Materials	4,999,162	—	—	4,999,162
Real estate	2,272,727	—	—	2,272,727
Utilities	488,709	—	—	488,709
Short-term securities	5,613,853	—	—	5,613,853
Total	$98,478,914	$132,421	$—	$98,611,335
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
Fundamental Investors — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-010-0519O-S66068	Fundamental Investors — Page 9 of 9